Risk management and concentrations of risk - Interest rate swap agreements (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
2.941% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 53,260
Derivative Liability, Fair Value carrying amount assets	$ (3,739)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.941%
2.838% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 53,260
Derivative Liability, Fair Value carrying amount assets	$ (3,473)
Derivative, Term	Oct 2025
Derivative, Fixed interest rate	2.838%
2.735% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 53,260
Derivative Liability, Fair Value carrying amount assets	$ (3,370)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.735%
2.650% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 53,260
Derivative Liability, Fair Value carrying amount assets	$ (3,219)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.65%
Lampung facility
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 68,159
Derivative Liability, Fair Value carrying amount assets	$ (3,427)
Derivative, Term	Sep 2026
Derivative, Fixed interest rate	2.80%